Shareholder Fees - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro	Nov. 29, 2024 USD ($)
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF
Shareholder Fees:
(fees paid directly from your investment)	none